Nature of Operations And Going Concern Uncertainty - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature of operations and going concern uncertainty [Abstract]
Net loss	$ 54,559,923	$ 13,858,800	$ 2,341,544
Cash flow from operations	$ 41,926,328	$ 9,660,481	$ 1,432,523